Non-controlling Interests - Summary of Non-Controlling Interest in Subsidiaries (Detail)	Dec. 31, 2018
Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources, Inc. [member]
Disclosure of noncontrolling interests [line items]
Economic ownership interest held by non-controlling interest	45.00%